Large Cap Fund
Large Cap Fund
Investment Objective:
FMI Large Cap Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Large Cap Fund	Large Cap Fund Investor Class	Large Cap Fund Institutional Class
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Fund		Large Cap Fund Investor Class	Large Cap Fund Institutional Class
Management Fees	[1]	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	none
Shareholder Servicing Fees		0.13%	none
Other Expenses	[2]	0.05%	0.05%
Total Other Expenses		0.18%	0.05%
Total Annual Fund Operating Expenses		0.87%	0.74%
[1]	Management fees have been restated to reflect the implementation of breakpoints in the Fund's management fee, which became effective as of January 1, 2016.
[2]	Other Expenses for Institutional Class shares are estimated based on the actual expenses of the Fund's Investor Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Large Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Large Cap Fund Investor Class	89	278	482	1,073
Large Cap Fund Institutional Class	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association.  Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies traded as American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), which are dollar-denominated securities of foreign issuers traded in the U.S.  The Fund may also invest in medium capitalization companies.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk.  The Fund believes good businesses have some or all of the following characteristics:

•	A strong, defendable market niche or products and services niche that is difficult to replicate

•	A high degree of relative recurring revenue

•	Modestly priced products or services

•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)

•	Above-average growth or improving profitability prospects

The Fund considers valuation:

•	On both an absolute and relative to the market basis

•	Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•	The security has achieved its value potential

•	Such sale is necessary for portfolio diversification

•	Changing fundamentals signal a deteriorating value potential

•	Other securities have a better value potential

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

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Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

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Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

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Large Capitalization Companies Risk:   Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.

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Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of  issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

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Value Investing Risk:  The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

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Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than in the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”).  The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date.  For additional information on the index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at http://www.fmifunds.com.

FMI Large Cap Fund – Investor Class (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the Fund’s Investor Class shares’ highest total return for a quarter was 14.85% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.29% (quarter ended December 31, 2008).

The year-to-date return of the Fund’s Investor Class shares through June 30, 2016 is 5.32%.

Average Annual Total Returns (for the periods ended December 31, 2015)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  “Return after taxes on distributions and sale of Fund shares” may be higher than the other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Average Annual Returns - Large Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Large Cap Fund Investor Class	Return before taxes	(2.44%)	10.77%	7.90%
After Taxes on Distributions | Large Cap Fund Investor Class	Return after taxes on distributions	(4.78%)	9.18%	6.93%
After Taxes on Distributions and Sale of Fund Shares | Large Cap Fund Investor Class	Return after taxes on distributions and sale of Fund shares	0.49%	8.56%	6.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%